Note 9 - Derivative Liability - Liabilities Measured at Fair Value 2 (Details) - Fair Value, Recurring [Member]	Dec. 31, 2021 USD ($)
Derivative Liability	$ 145,041
Fair Value, Inputs, Level 1 [Member]
Derivative Liability	0
Fair Value, Inputs, Level 2 [Member]
Derivative Liability	0
Fair Value, Inputs, Level 3 [Member]
Derivative Liability	$ 145,041